Condensed Balance Sheets (Unaudited) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash	$ 726,857	$ 295,381	$ 53,782
Prepaid expenses	26,351	1,743	2,270
Loan receivable	0	0	6,000
Interest receivable	0	0	192
Total Current Assets	753,208	297,124	62,244
Property and Equipment, net	9,397	14,093	16,508
Total Assets	762,605	311,217	78,752
LIABILITIES AND STOCKHOLDERS DEFICIT
Accounts payable and accrued expenses	469,961	362,436	246,964
Current portion of loan payable	1,082	3,981	4,377
Royalty agreement payable - related party	65,292	64,720	66,000
Accounts payable and accrued expenses - related party	1,041,894	1,081,482	886,449
Total Current Liabilities	1,578,229	1,512,619	1,203,790
Long Term Liabilities
Convertible note payable - net of debt discount, of $0 and $0	0	0	5,000
Loan payable, net of current portion	0	0	4,378
Total Liabilities	1,578,229	1,512,619	1,213,168
Commitments and Contingencies
Stockholders Deficit
Preferred stock Series A, no par value; 2 and 2 shares issued and outstanding, respectively	5,217,800	5,217,800	0
Common stock Class A, no par value; unlimited shares authorized, 673,958,429 and 635,241,994 shares issued and outstanding, respectively	9,812,200	7,810,920	6,360,920
Common stock Class B, no par value; unlimited shares authorized, no shares issued and outstanding	0	0	0
Common Stock Issuable, 1,122,311 and 1,122,311 shares, respectively	22,000	22,000	22,000
Additional paid-in capital	1,891,062	2,053,236	1,320,337
Deficit accumulated during the development stage	(17,758,686)	(16,305,358)	(8,837,673)
Total Stockholders Deficit	(815,624)	(1,201,402)	(1,134,416)
Total Liabilities and Stockholders Deficit	$ 762,605	$ 311,217	$ 78,752